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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .5.0
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09675

Boston Advisors Trust
(Exact name of registrant as specified in charter)

One Federal Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Michael J. Vogelzang, Chief Executive Officer One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-523-5903

Date of fiscal year end:	04/30/2005

Date of reporting period:	05/01/04 – 04/30/05

Item 1 Report to Shareholders.

Boston Advisors Money Market Funds

April 30, 2005

Annual Report

Michael J. Vogelzang, CFA, President
Todd Finkelstein, CFA, Director of Fixed Income

Since the inception of the Boston Advisors Trust family of money market mutual funds, each of the constituent funds has provided liquidity and preserved capital consistent with seeking maximum current income for shareholders. As the adviser for the funds throughout their existence, and manager for most if not all of this time depending on the fund, Boston Advisors has stewarded your assets with great pride and care.  With the transfer of your assets to comparable Federated funds only months away, we wish to underscore our appreciation of our stable and loyal shareholders during the years. It has been our pleasure to serve you.

Economic and Investing Environments:

During the period since our last shareholder report the economy has continued to grow at a solid pace. Quarterly real GDP remains in the 3.5 to 4.0% range at an annualized rate, sufficiently robust to keep the Federal Reserve raising short-term rates during the period. Over the six months ending 4/30/05, the Federal Funds rate has been raised on four separate occasions by 25 basis points each. As of this writing another similar increase has taken place with the current target level for Fed Funds residing at 3.00%. Each of the money market funds in the Boston Advisors Trust has benefited from these increases with rates now well above their lows just one year ago.

The daily release of important macro-economic statistics continue to paint the same picture as recent quarters — steady growth. This can be seen in the trends of retail sales, employment growth, capacity utilization rates and more. We believe the Fed remains quite conscious of the prospects for a pick-up in consumer inflation as commodity and producer prices have been manifesting increases for some time already. As a result, we expect the Fed to continue the tightening campaign in monetary policy begun June 30th of 2004, with 50 to 100 basis points increases in short-term interest rates still ahead of us this year.

Should the Fed continue its measured pace of rate increases and successfully reduce the prospect for inflation, we could see several more years of moderate but steady growth ahead. The result: higher investment yields on your money market funds would be part of the fallout as this scenario unfolds.

Boston Advisors Trust

As of 4/30/2005

Boston Advisors Cash Reserves Fund

Boston Advisors Trust

As of 4/30/2005

Boston Advisors U.S. Government Money Market Fund

Boston Advisors Trust

As of 4/30/2005

Boston Advisors Tax Free Fund

Boston Advisors Trust

As of 4/30/2005

Boston Advisors New York Fund

Boston Advisors Trust

Cash Reserves Fund
(In Liquidation)
Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Asset-Backed Commercial Paper — 13.6%
Banking — 13.6%
Golden Funding Corp.	2.690%	05/03/2005	$20,251,000	$20,247,974
Lockhart Funding LLC	2.920%	05/13/2005	30,000,000	29,970,800
Starbird Funding Corp.	2.820%	05/04/2005	30,000,000	29,992,950
Three Pillars Funding Corp.	2.820%	05/05/2005	30,000,000	29,990,600
Thunder Bay Funding, Inc.	2.900%	05/16/2005	35,000,000	34,957,708
Windmill Funding I Corp.	2.850%	05/12/2005	28,000,000	27,975,617
Total Asset-Backed Commercial Paper				173,135,649
Certificates Of Deposit — 4.1%
Banking — 4.1%
Wells Fargo Bank NA	2.860%	05/16/2005	35,000,000	35,000,000
Wilmington Trust Corp.	2.790%	05/04/2005	17,000,000	16,999,898
Total Certificates Of Deposit				51,999,898
Commercial Paper — 72.1%
Automotive — 2.7%
Toyota Motor Credit Corp.	2.830%	05/16/2005	35,000,000	34,958,729
Banking — 32.6%
Abbey National North America	2.800%	05/05/2005	30,000,000	29,990,667
Canadian Imperial Bank of Commerce	2.875%	05/17/2005	35,000,000	34,955,278
Citicorp	2.780%	05/16/2005	25,000,000	24,971,042
Deutsche Bank Financial LLC	2.850%	05/05/2005	25,000,000	24,992,083
Dexia Delaware LLC	2.810%	05/13/2005	13,250,000	13,237,589
Dresdner U.S. Finance, Inc.	2.975%	06/07/2005	25,000,000	24,923,559
ING (US) Funding LLC	2.780%	05/02/2005	25,000,000	24,998,069
Marshall & Ilsley Corp.	2.980%	06/17/2005	40,000,000	39,844,378
Rabobank USA Finance Corp.	2.780%	05/03/2005	50,000,000	49,992,278
Royal Bank of Scotland	2.760%	05/02/2005	44,530,000	44,526,586
Societe Generale North America, Inc.	2.790%	05/04/2005	25,000,000	24,994,188
Toronto-Dominion Holdings USA, Inc.	2.870%	05/16/2005	25,000,000	24,970,104
UBS Finance Delaware LLC	2.865%	05/09/2005	27,200,000	27,182,683
Westdeutsche Landesbank	2.955%	06/06/2005	25,408,000	25,332,919
				414,911,423
Beverages, Food & Tobacco — 3.9%
Coca-Cola Co. (The)	2.830%	05/09/2005	20,000,000	19,987,422
Coca-Cola Enterprises, Inc.	2.880%	05/06/2005	29,000,000	28,988,400
				48,975,822

Boston Advisors Trust

Cash Reserves Fund (Continued)
(In Liquidation)
Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Brokers — 8.5%
Credit Suisse First Boston NY	2.860%	05/12/2005	$25,000,000	$24,978,153
Goldman Sachs Group, Inc.	2.900%	05/04/2005	25,000,000	24,993,958
Merrill Lynch & Co., Inc.	2.930%	05/03/2005	27,000,000	26,995,605
Morgan Stanley	2.850%	05/09/2005	31,647,000	31,626,957
				108,594,673
Chemicals — 1.4%
Dupont EI de Nemours Co.	2.750%	05/03/2005	17,784,000	17,781,283
Commercial Services — 1.6%
NetJets, Inc.	2.980%	06/15/2005	20,000,000	19,925,500
Electric Utilities — 1.6%
Florida Power & Light Co.	2.880%	05/12/2005	20,496,000	20,477,964
Financial Services — 10.8%
American General Finance Corp.	2.780%	05/03/2005	25,000,000	24,996,139
CIT Group, Inc.	2.670%	06/17/2005	19,485,000	19,417,079
CIT Group, Inc.	2.970%	05/31/2005	13,500,000	13,466,588
Household Finance Corp.	2.790%	05/06/2005	25,000,000	24,990,313
Household Finance Corp.	2.830%	05/04/2005	20,000,000	19,995,283
National Rural Utilities Cooperative Finance	2.830%	05/06/2005	35,000,000	34,986,243
				137,851,645
Industrial – Diversified — 3.1%
General Electric Capital Corp.	2.970%	06/06/2005	40,000,000	39,881,200
Industrial Equipment — 1.6%
Caterpillar Financial Services Corp.	3.030%	05/27/2005	20,000,000	19,956,233
Insurance — 1.6%
United Healthcare Corp.	2.810%	05/04/2005	20,000,000	19,995,317
Pharmaceuticals — 1.6%
Abbott Laboratories	3.000%	05/19/2005	20,000,000	19,970,000
Transportation — 1.1%
Paccar Financial Corp.	2.810%	05/02/2005	13,885,000	13,883,916
Total Commercial Paper				917,163,705

Boston Advisors Trust

Cash Reserves Fund (Continued)
(In Liquidation)
Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Fixed Rate U.S. Government Agency Obligations — 2.1%
Federal Home Loan Bank	1.660%	05/16/2005	$26,800,000	$26,800,000
Variable Rate U.S. Government Agency Obligations — 1.7%
U.S. Government Agency Obligations — 1.7%
Federal National Mortgage Association(1)	2.870%	06/09/2005	21,250,000	21,249,352
Total Variable Rate U.S. Government Agency Obligations				21,249,352
Variable Rate Notes — 3.7%
Banking — 1.8%
Banque Nationale de Paris/New York(1)	2.875%	06/09/2005	23,250,000	23,248,248
Financial Services — 1.9%
Goldman Sachs Group, Inc.(1)	3.000%	05/16/2005	24,000,000	24,000,000
Total Variable Rate Notes				47,248,248
Repurchase Agreement — 2.8%
UBS Paine Webber Warburg Repurchase Agreement, collateralized by Federal Home Loan Banks and Fannie Mae Discount Notes, with interest rates ranging from 0.000% to 7.248%, maturity dates ranging from 9/08/05 - 2/15/21 and an aggregate market value of $37,218,397.	2.900%	05/02/2005	36,487,000	36,487,000
Total Investments — 100.1% (Cost $1,274,083,852)				$1,274,083,852
Net Other Assets — (0.1%)				(1,531,340)
Net Assets — 100.0%				$1,272,552,512
Total cost for income tax purposes				$1,274,083,852

Notes to Schedule of Investments:

(1)         The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

U.S. Government Money Market Fund
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Fixed Rate U.S. Government Agency Obligations — 85.8%
Federal Home Loan Bank	1.660%	05/16/2005	$3,800,000	$3,800,000
Federal Home Loan Bank	2.740%	05/04/2005	3,425,000	3,424,218
Federal Home Loan Bank	2.850%	05/20/2005	5,000,000	4,992,479
Federal Home Loan Bank	2.880%	06/10/2005	1,875,000	1,869,000
Federal Home Loan Bank	2.886%	06/15/2005	7,500,000	7,472,944
Federal Home Loan Mortgage Corporation	2.660%	05/10/2005	7,263,000	7,258,170
Federal Home Loan Mortgage Corporation	2.686%	05/03/2005	4,033,000	4,032,398
Federal Home Loan Mortgage Corporation	2.700%	05/02/2005	7,500,000	7,499,437
Federal Home Loan Mortgage Corporation	2.760%	05/03/2005	3,673,000	3,672,437
Federal Home Loan Mortgage Corporation	2.860%	06/03/2005	4,710,000	4,697,652
Federal Home Loan Mortgage Corporation	2.870%	06/15/2005	10,297,000	10,260,060
Federal Home Loan Mortgage Corporation	2.880%	06/07/2005	8,600,000	8,574,544
Federal Home Loan Mortgage Corporation	2.880%	06/14/2005	10,074,000	10,038,540
Federal Home Loan Mortgage Corporation	2.890%	06/15/2005	3,500,000	3,487,356
Federal Home Loan Mortgage Corporation	2.900%	06/14/2005	3,400,000	3,387,949
Federal Home Loan Mortgage Corporation	2.930%	06/07/2005	4,684,000	4,669,895
Federal National Mortgage Association	2.700%	05/03/2005	5,650,000	5,649,152
Federal National Mortgage Association	2.730%	05/11/2005	5,900,000	5,895,526
Federal National Mortgage Association	2.760%	05/11/2005	10,000,000	9,992,333
Federal National Mortgage Association	2.780%	05/11/2005	7,500,000	7,494,208
Federal National Mortgage Association	2.800%	05/23/2005	3,325,000	3,319,311
Federal National Mortgage Association	2.820%	05/11/2005	6,164,000	6,159,172
Federal National Mortgage Association	2.880%	06/01/2005	8,459,000	8,438,022
Federal National Mortgage Association	2.880%	06/14/2005	2,400,000	2,391,552
Federal National Mortgage Association	2.890%	06/15/2005	5,385,000	5,365,547
Federal National Mortgage Association	2.900%	05/25/2005	1,600,000	1,596,907
Total Fixed Rate U.S. Government Agency Obligations				145,438,809

Boston Advisors Trust

U.S. Government Money Market Fund (Continued)
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Variable Rate U.S. Government Agency Obligations — 1.7%
Federal National Mortgage Association(1)	2.870%	06/09/2005	$3,000,000	$2,999,908
Repurchase Agreement — 12.6%
UBS Paine Webber Warburg Repurchase Agreement, collateralized by Federal Home Loan Banks and Fannie Mae Discount Notes, with interest rates ranging from 0.000% to 5.875%, maturity dates ranging from 6/10/05 - 4/08/22 and an aggregate market value of $21,770,980.	2.900%	05/02/2005	21,344,000	21,344,000
Total Investments — 100.1% (Cost $169,782,717)				$169,782,717
Net Other Assets — (0.1%)				(224,746)
Net Assets — 100.0%				$169,557,971
Total cost for income tax purposes				$169,782,717

Notes to Schedule of Investments:

(1)         The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

Tax Free Money Market Fund
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amorized cost

Municipal Interest Bearing Commercial Paper — 12.0%
Austin, TX, Combined Utility System	2.600%	06/17/2005	$1,650,000	$1,650,000
Municipal Electricity Authority of Georgia	2.250%	05/11/2005	2,500,000	2,500,000
New York State, Environmental Quality	2.030%	05/16/2005	1,000,000	1,000,000
Ohio State University Improvements	2.050%	06/01/2005	2,500,000	2,498,500
Palm Beach County, FL, School District	1.970%	05/05/2005	700,000	700,000
Total Municipal Interest Bearing Commercial Paper				8,348,500
Fixed Rate Municipal Obligations — 9.1%
Box Elder County, UT, School District	5.000%	06/15/2005	730,000	732,681
Des Moines, IA, Metropolitan Wastewater Reclamation Authority	3.000%	06/01/2005	1,000,000	1,001,013
New York, NY, City Municipal Water Finance Authority	6.000%	06/15/2005	1,500,000	1,522,456
Newtown, CT, School Improvements	4.000%	06/01/2005	500,000	500,860
Polk County, IA, Public Improvements	4.000%	06/01/2005	500,000	500,842
Rutherford County, TN, School Improvements	6.250%	05/02/2005	500,000	500,000
Spencerport, NY, Central School District	3.500%	06/15/2005	600,000	601,099
Utica, MI, Community Schools	2.000%	05/02/2005	1,000,000	1,000,000
Total Fixed Rate Municipal Obligations				6,358,951
Daily Variable Rate Municipal Obligations — 33.0%
Jacksonville Electric Authority, FL(1)	3.050%	05/02/2005	1,900,000	1,900,000
Long Island Power Authority, NY(1)	3.050%	05/02/2005	1,260,000	1,260,000
Metropolitan Water District of Southern California(1)	3.020%	05/02/2005	2,200,000	2,200,000
Missouri State Health Educational Facilities Authority, (Lester E. Cox Medical Center)(1)	3.120%	05/02/2005	1,900,000	1,900,000
Missouri State Health & Educational Facilities Authority, (Washington University of St. Louis)(1)	3.020%	05/02/2005	1,600,000	1,600,000
Mount Vernon, IN, (General Electric Co.)(1)	3.000%	05/02/2005	1,900,000	1,900,000
New York, NY, City Municipal Water Finance Authority(1)	3.000%	05/02/2005	50,000	50,000
New York, NY, City Municipal Water Finance Authority(1)	3.020%	05/02/2005	1,700,000	1,700,000
New York, NY, City Transitional Finance Authority, (NYC Recovery)(1)	3.050%	05/02/2005	600,000	600,000
New York, NY, City Transitional Finance Authority, (NYC Recovery)(1)	3.120%	05/02/2005	1,350,000	1,350,000
New York, NY, Public Improvements(1)	2.960%	05/02/2005	1,700,000	1,700,000
Orange County Sanitation District(1)	3.010%	05/02/2005	1,100,000	1,100,000
Roanoke, VA, Industrial Development Authority, (Carion Medical Center)(1)	3.050%	05/02/2005	900,000	900,000

Boston Advisors Trust

Tax Free Money Market Fund (Continued)
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amorized cost

Daily Variable Rate Municipal Obligations (Continued)
Turlock, CA, Irrigation District(1)	3.040%	05/02/2005	$2,400,000	$2,400,000
Valdez, AK, (Exxon Pipeline Co./Exxon Mobil Co.)(1)	2.940%	05/02/2005	2,500,000	2,500,000
Total Daily Variable Rate Municipal Obligations				23,060,000
Weekly Variable Rate Municipal Obligations — 42.0%
Baltimore, MD, Industrial Development Authority, (Baltimore Capital Acquisition)(1)	3.000%	05/04/2005	1,700,000	1,700,000
California Economic Development Financing Authority, (KQED, Inc.)(1)	2.930%	05/04/2005	800,000	800,000
Collier County, FL, Industrial Development Authority, (Redlands Christian Migrant Association, Inc.)(1)	3.050%	05/05/2005	1,000,000	1,000,000
Delaware Valley, PA, Regional Financial Authority(1)	3.000%	05/04/2005	1,000,000	1,000,000
Elmhurst, IL, (Joint Commission on Accredation of Healthcare Organizations)(1)	3.000%	05/05/2005	1,090,000	1,090,000
Fairfax County, VA, Economic Development Authority, (The Smithsonian Institution)(1)	2.900%	05/05/2005	1,000,000	1,000,000
Guinnett County, GA, Water & Sewer Authority(1)	2.980%	05/04/2005	1,500,000	1,500,000
Harris County, TX, Health Facilities Development Authority, (Gulf Coast Regional Blood Center)(1)	3.050%	05/05/2005	500,000	500,000
Illinois Educational Facilities Authority, (Columbia College)(1)	3.000%	05/04/2005	1,500,000	1,500,000
Illinois Finance Authority, (Northwestern University)(1)	2.970%	05/04/2005	2,500,000	2,500,000
Indiana Municipal Power Agency(1)	3.000%	05/04/2005	1,200,000	1,200,000
King County, WA, Sewer(1)	3.040%	05/04/2005	1,500,000	1,500,000
Lehigh County, PA, Industrial Development Authority, (Allegheny Electric Co-op, Inc.)(1)	3.100%	05/04/2005	110,000	110,000
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins University)(1)	3.000%	05/05/2005	1,500,000	1,500,000
New Hampshire Health & Education Facilities Authority, (Dartmouth College)(1)	2.990%	05/04/2005	630,000	630,000
New York, NY(1)	2.980%	05/04/2005	1,000,000	1,000,000
North Carolina State University, NC, Raleigh(1)	2.990%	05/04/2005	850,000	850,000
Northeastern Pennsylvania Hospital & Education Authority(1)	3.000%	05/05/2005	1,440,000	1,440,000
Ohio State Public Improvements(1)	2.980%	05/04/2005	2,300,000	2,300,000
Ohio State Refunding Bonds(1)	2.940%	05/04/2005	400,000	400,000
Ohio State Water Development Authority(1)	2.980%	05/04/2005	1,650,000	1,650,000

Boston Advisors Trust

Tax Free Money Market Fund (Continued)
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amorized cost

Weekly Variable Rate Municipal Obligations (Continued)
Pima County, AZ, Industrial Development Authority, (Tucson Power Co.)(1)	2.960%	05/04/2005	$1,500,000	$1,500,000
South Louisiana Port Commission, (Occidental Petroleum Corp.)(1)	2.960%	05/04/2005	1,325,000	1,325,000
St. Paul, MN, Housing & Redevelopment Authority, (District Energy of St. Paul)(1)	3.000%	05/04/2005	1,350,000	1,350,000
Total Weekly Variable Rate Municipal Obligations				29,345,000
Total Investments — 96.1% (Cost $67,112,451)				$67,112,451
Net Other Assets — 3.9%				2,723,006
Net Assets — 100.0%				$69,835,457
Total cost for income tax purposes				$67,112,451

Notes to Schedule of Investments:

(1)         The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust State Table

Tax Free Money Market Fund
(In Liquidation)

Schedule of Investments - April 30, 2005 (unaudited)

State (as a % of market value of investments)	Percentage

New York	16.1%
Ohio	10.2%
California	9.7%
Illinois	7.6%
Georgia	6.0%
Florida	5.4%
Missouri	5.2%
Maryland	4.8%
Indiana	4.6%
Pennsylvania	3.8%
Alaska	3.7%
Texas	3.2%
Virginia	2.8%
Iowa	2.2%
Washington	2.2%
Arizona	2.2%
Minnesota	2.0%
Louisiana	2.0%
Michigan	1.5%
North Carolina	1.3%
Utah	1.1%
New Hampshire	0.9%
Connecticut	0.8%
Tennessee	0.7%

Boston Advisors Trust

New York Municipal Money Market Fund
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Municipal Interest Bearing Commercial Paper — 10.4%
Metropolitan Transportation Authority, NY	1.980%	05/05/2005	$2,000,000	$2,000,000
Metropolitan Transportation Authority, NY	2.300%	05/04/2005	4,000,000	4,000,000
New York State	2.280%	05/17/2005	5,000,000	5,000,000
New York State Dormitory Authority, (Mount Sinai School of Medicine)	2.130%	05/03/2005	3,100,000	3,100,000
New York State, Environmental Quality	2.030%	05/16/2005	2,000,000	2,000,000
Total Municipal Interest Bearing Commercial Paper				16,100,000
Fixed Rate Municipal Obligations — 3.9%
Elmira City, NY, School District	3.250%	06/15/2005	1,890,000	1,893,006
New York, NY, City Municipal Water Finance Authority	6.000%	06/15/2005	1,000,000	1,001,411
Niagara Falls, NY, City School District	3.000%	06/15/2005	2,225,000	2,226,624
North Hempstead, NY	5.000%	05/16/2005	1,000,000	1,015,415
Total Fixed Rate Municipal Obligations				6,136,456
Daily Variable Rate Municipal Obligations — 27.9%
Jay Street Development Corp., NY, (Jay Street)(1)	2.940%	05/02/2005	1,700,000	1,700,000
Long Island Power Authority, NY(1)	3.000%	05/02/2005	2,700,000	2,700,000
Long Island Power Authority, NY(1)	3.020%	05/02/2005	3,500,000	3,500,000
Long Island Power Authority, NY(1)	3.050%	05/02/2005	1,000,000	1,000,000
Nassau County, NY, Industrial Development Agency, (Cold Spring Harbor Lab)(1)	3.050%	05/02/2005	7,105,000	7,105,000
New York State Dormitory Authority, (Cornell University)(1)	3.050%	05/02/2005	2,600,000	2,600,000
New York State Environmental Facilities Corp., (General Electric Co.)(1)	3.010%	05/02/2005	6,700,000	6,700,000
New York, NY, City Municipal Water Finance Authority(1)	3.000%	05/02/2005	300,000	300,000
New York, NY, City Municipal Water Finance Authority(1)	3.000%	05/02/2005	800,000	800,000
New York, NY, City Municipal Water Finance Authority(1)	3.020%	05/02/2005	2,260,000	2,260,000
New York, NY, City Transitional Finance Authority(1)	3.020%	05/02/2005	1,600,000	1,600,000
New York, NY, City Transitional Finance Authority(1)	3.040%	05/02/2005	500,000	500,000
New York, NY, City Transitional Finance Authority, (NYC Recovery)(1)	3.050%	05/02/2005	370,000	370,000
New York, NY, Industrial Development Agency, (Lycee Francais de New York)(1)	3.040%	05/02/2005	2,400,000	2,400,000

Boston Advisors Trust

New York Municipal Money Market Fund (Continued)
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Daily Variable Rate Municipal Obligations (Continued)
New York, NY, Public Improvements(1)	2.960%	05/02/2005	$1,300,000	$1,300,000
New York, NY, Public Improvements(1)	3.000%	05/02/2005	1,200,000	1,200,000
New York, NY, Public Improvements(1)	3.000%	05/02/2005	1,160,000	1,160,000
Port Authority, NY/NJ(1)	3.000%	05/02/2005	1,100,000	1,100,000
Port Authority, NY/NJ, (Versatile Structure Obligation)(1)	3.010%	05/02/2005	5,000,000	5,000,000
Total Daily Variable Rate Municipal Obligations				43,295,000
Weekly Variable Rate Municipal Obligations — 54.9%
Franklin County, NY, Industrial Development Agency, (Trudeau Institute, Inc.)(1)	2.980%	05/04/2005	1,870,000	1,870,000
Great Neck North, NY, Water Authority(1)	3.040%	05/04/2005	1,970,000	1,970,000
Nassau County, NY, Interim Finance Authority(1)	3.000%	05/04/2005	6,000,000	6,000,000
New York State Dormitory Authority(1)	3.040%	05/05/2005	5,750,000	5,750,000
New York State Dormitory Authority (Cornell University)(1)	2.920%	05/05/2005	5,000,000	5,000,000
New York State Dormitory Authority, (Mental Health Services)(1)	2.980%	05/05/2005	5,300,000	5,300,000
New York State Dormitory Authority, (New York Public Library)(1)	3.000%	05/04/2005	1,100,000	1,100,000
New York State Housing Finance Agency(1)	3.000%	05/04/2005	5,000,000	5,000,000
New York State Housing Finance Agency(1)	3.000%	05/04/2005	1,500,000	1,500,000
New York State Housing Finance Agency, (Normandie CT I)(1)	2.970%	05/04/2005	3,320,000	3,320,000
New York State Local Government Assistance Corp.(1)	2.890%	05/04/2005	4,270,000	4,270,000
New York State Local Government Assistance Corp.(1)	2.950%	05/04/2005	3,000,000	3,000,000
New York, NY, City Housing Development Corp., (63 Wall Street/RBNB Wall Street Owner)(1)	3.000%	05/04/2005	7,000,000	7,000,000
New York, NY, City Housing Development Corp., (BCRE-90 West Street LLC)(1)	3.000%	05/04/2005	5,700,000	5,700,000
New York, NY, City Industrial Development Agency, (Planned Parenthood)(1)	2.980%	05/05/2005	4,800,000	4,800,000
Niagara Falls, NY, Bridge Commission(1)	2.980%	05/04/2005	5,900,000	5,900,000
Oneida County, NY, Industrial Development Agency(1)	3.040%	05/04/2005	4,630,000	4,630,000
Puerto Rico Highway & Transportation Authority(1)	3.000%	05/04/2005	1,100,000	1,100,000
Suffolk County, NY, Water Authority(1)	2.980%	05/04/2005	4,900,000	4,900,000

Boston Advisors Trust

New York Municipal Money Market Fund (Continued)
(In Liquidation)

Schedule of Investments - April 30, 2005

Security Description	Rate	Maturity	Principal	Amortized cost

Weekly Variable Rate Municipal Obligations (Continued)
Triborough Bridge & Tunnel Authority(1)	3.000%	05/05/2005	$3,800,000	$3,800,000
Triborough Bridge & Tunnel Authority(1)	3.000%	05/05/2005	3,300,000	3,300,000
Total Weekly Variable Rate Municipal Obligations				85,210,000
Money Market Fund — 0.0%
Dreyfus New York Municipal Cash Management Institutional Money Market Fund	2.090%	05/02/2005	516	516
Total Investments — 97.1% (Cost $150,741,972)				$150,741,972
Net Other Assets — 2.9%				4,466,214
Net Assets — 100.0%				$155,208,186
Total cost for income tax purposes				$150,741,972

Notes to Schedule of Investments:

(1)         The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

Statements of Assets and Liabilities (In Liquidation)

As of April 30, 2005

	Boston Advisors	Boston Advisors	Boston Advisors	Boston Advisors
	Cash	U.S. Government	Tax Free	New York Municipal
	Reserves Fund	Money Market Fund	Money Market Fund	Money Market Fund
Assets
Investments in securities, at value (Cost $1,237,596,852, $148,438,717, $67,112,451 and $150,741,972, respectively)	$1,237,596,852	$148,438,717	$67,112,451	$150,741,972
Repurchase agreements, at value (Cost $36,487,000, $21,344,000, $0 and $0, respectively)	36,487,000	21,344,000	—	—
Cash	177	372	42,330	19,266
Receivable for investments sold	—	—	2,500,000	6,500,000
Interest receivable	365,777	17,869	274,244	402,022
Prepaid expenses	15,864	6,715	5,547	990
Total assets	1,274,465,670	169,807,673	69,934,572	157,664,250
Liabilities
Payable for investments purchased	—	—	—	2,226,624
Dividends payable	883,086	115,762	42,397	113,220
Payable to the Investment Adviser	491,537	42,175	5,119	22,742
Payable to affiliate for Trustees’ fees	4,875	4,875	4,875	4,875
Payable to Distributor	256,486	34,273	13,684	33,533
Payable to Transfer Agent	122,598	15,132	2,731	9,989
Accrued expense and other payables	154,576	37,485	30,309	45,081
Total liabilities	1,913,158	249,702	99,115	2,456,064
Net Assets	$1,272,552,512	$169,557,971	$69,835,457	$155,208,186
Net Assets consist of:
Paid-in capital	1,272,643,598	169,561,897	69,843,343	155,234,030
Accumulated net investment income	34,136	1,460	3,033	9,709
Accumulated net realized losses on investment transactions	(125,222)	(5,386)	(10,919)	(35,553)
Total Net Assets	$1,272,552,512	$169,557,971	$69,835,457	$155,208,186
Net Assets
Class 1	1,251,434,513	169,557,971	69,835,457	155,208,186
Class 2	21,117,999	—	—	—
Total	$1,272,552,512	$169,557,971	$69,835,457	$155,208,186
Shares outstanding
Class 1	1,251,524,156	169,561,897	69,843,343	155,234,030
Class 2	21,119,442	—	—	—
Total	1,272,643,598	169,561,897	69,843,343	155,234,030
Net Asset Value, Offering Price and Redemption Price Per Share
Class 1	$1.00	$1.00	$1.00	$1.00
Class 2	1.00	—	—	—

See Notes to Financial Statements

Boston Advisors Trust

Statement of Operations (In Liquidation)

Year End April 30, 2005

	Boston Advisors	Boston Advisors	Boston Advisors	Boston Advisors
	Cash	U.S. Government	Tax Free	New York Municipal
	Reserves Fund	Money Market Fund	Money Market Fund	Money Market Fund

Investment Income
Interest	$23,949,049	$3,242,790	$1,168,758	$2,404,635
Total investment income	23,949,049	3,242,790	1,168,758	2,404,635
Expenses
Investment adviser fee	6,981,539	972,256	422,425	867,447
Distribution and service fees
Class 1	3,119,013	441,934	192,011	394,294
Legal fees	34,096	34,096	34,096	39,326
Printing	115,213	16,349	7,284	12,594
Audit fees	24,755	24,755	24,755	24,755
Custodian and fund accounting expense	441,422	69,468	36,161	102,752
Transfer agency expense	1,441,189	179,739	33,301	117,434
Registration expense	—	23,905	25,583	—
Trustees fees and expenses	26,172	26,172	26,172	26,172
Insurance expense	66,127	13,679	4,029	7,985
Miscellaneous	20	17	19	464
Total expenses	12,249,546	1,802,370	805,836	1,593,223
Reduction of investment adviser expense	(1,512,391)	(211,405)	(114,591)	(568,053)
Net expenses	10,737,155	1,590,965	691,245	1,025,170
Net investment income	13,211,894	1,651,825	477,513	1,379,465
Net Realized Gains/Losses on Investments
Net realized gains/losses on investment transactions	(124,908)	(5,386)	(10,919)	(35,553)
Net increase in net assets from operations	$13,086,986	$1,646,439	$466,594	$1,343,912

See Notes to Financial Statements

Boston Advisors Trust

Statement of Changes in Net Assets (In Liquidation)

	Boston Advisors		Boston Advisors
	Cash		U.S. Government
	Reserves Fund		Money Market Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2005	April 30, 2004	April 30, 2005	April 30, 2004

Increase (Decrease) in Net Assets From Operations
Net investment income	$13,211,894	$4,528,148	$1,651,825	$446,369
Net realized loss	(124,908)	—	(5,386)	—
Net increase in net assets resulting from operations	13,086,986	4,528,148	1,646,439	446,369
Distributions to Shareholders
From net investment income
Class 1	(12,918,940)	(4,378,990)	(1,650,365)	(446,369)
Class 2	(259,132)	(149,158)	—	—
Total distributions to shareholders	(13,178,072)	(4,528,148)	(1,650,365)	(446,369)
Transactions in shares of beneficial interest
Proceeds from sale of shares
Class 1	4,761,896,170	4,833,027,671	687,002,133	713,467,996
Class 2	36,140,912	47,662,853	—	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class 1	11,854,548	4,369,618	1,507,436	457,672
Class 2	247,296	150,286	—	—
Cost of shares redeemed
Class 1	(4,779,347,293)	(4,843,412,819)	(699,441,809)	(723,683,825)
Class 2	(43,843,149)	(46,269,166)	—	—
Net decrease in net assets from Fund share transactions	(13,051,516)	(4,471,557)	(10,932,240)	(9,758,157)
Net decrease in net assets	(13,142,602)	(4,471,557)	(10,936,166)	(9,758,157)
Net Assets
At beginning of year	1,285,695,114	1,290,166,671	180,494,137	190,252,294
At end of year	$1,272,552,512	$1,285,695,114	$169,557,971	$180,494,137
Accumulated undistributed net investment income included in net assets	$34,136	$314	$1,460	$20,263

See Notes to Financial Statements

Boston Advisors Trust

Statement of Changes in Net Assets (In Liquidation) (Continued)

	Boston Advisors		Boston Advisors
	Tax Free		New York Municipal
	Money Market Fund		Money Market Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2005	April 30, 2004	April 30, 2005	April 30, 2004

Increase (Decrease) in Net Assets From Operations
Net investment income	$477,513	$121,018	$1,379,465	$460,358
Net realized loss	(10,919)	—	(35,553)	—
Net increase in net assets resulting from operations	466,594	121,018	1,343,912	460,358
Distributions to Shareholders
From net investment income
Class 1	(474,480)	(121,018)	(1,369,756)	(460,358)
Total distributions to shareholders	(474,480)	(121,018)	(1,369,756)	(460,358)
Transactions in shares of beneficial interest
Proceeds from sale of shares
Class 1	238,042,120	237,899,013	587,831,962	514,722,265
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class 1	424,594	125,701	1,240,524	458,005
Cost of shares redeemed
Class 1	(249,098,786)	(237,808,912)	(571,896,395)	(508,146,781)
Net increase (decrease) in net assets from Fund share transactions	(10,632,072)	215,802	17,176,091	7,033,489
Net increase (decrease) in net assets	(10,639,958)	215,802	17,150,247	7,033,489
Net Assets
At beginning of year	80,475,415	80,259,613	138,057,939	131,024,450
At end of year	$69,835,457	$80,475,415	$155,208,186	$138,057,939
Accumulated undistributed net investment income included in net assets	$3,033	$—	$9,709	$—

See Notes to Financial Statements

Boston Advisors Trust

Financial Highlights - Class 1
(In Liquidation)

	Boston Advisors Cash Reserves Fund

	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004	For the Year Ended April 30, 2003	For the Year Ended April 30, 2002	For the Period Ended April 30, 2001(1)

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Increase in Net Assets from Operations
Net investment income	0.010	0.003	0.008	0.022	0.050
Net increase from investment operations	0.010	0.003	0.008	0.022	0.050
Distributions to Shareholders from:
Net investment income	(0.010)	(0.003)	(0.008)	(0.022)	(0.050)
Total distributions	(0.010)	(0.003)	(0.008)	(0.022)	(0.050)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.04%	0.35%	0.81%	2.25%	5.07	%(2)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,251,435	$1,257,121	$1,263,136	$1,346,260	$1,146,333
Ratio of net operating expenses to average net assets	0.85%	0.83%	0.85%	0.90%	0.90	%(3)
Ratio of net investment income to average net assets	1.04%	0.35%	0.81%	2.17%	5.42	%(3)
Ratio of expense to average net assets prior to waived fees and reimbursed expenses	0.97%	0.97%	0.99%	0.99%	1.03	%(3)
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses	0.92%	0.21%	0.67%	2.08%	5.29	%(3)

(1)      For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

(2)      Not Annualized.

(3)      Annualized.

See Notes to Financial Statements

Boston Advisors Trust

Financial Highlights - Class 2
(In Liquidation)

	Boston Advisors Cash Reserves Fund

	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004		For the Year Ended April 30, 2003	For the Year Ended April 30, 2002	For the Year Ended April 30, 2001(1)

Net asset value, beginning of year	$1.000	$1.000		$1.000	$1.000	$1.000
Increase in Net Assets from Operations
Net investment income	0.012	0.005		0.010	0.025	0.020
Net increase from investment operations	0.012	0.005		0.010	0.025	0.020
Distributions to Shareholders from:
Net investment income	(0.012)	(0.005)		(0.010)	(0.025)	(0.020)
Total distributions	(0.012)	(0.005)		(0.010)	(0.025)	(0.020)
Net asset value, end of year	$1.000	$1.000		$1.000	$1.000	$1.000
Total Return	1.24%	0.53	%(4)	1.02%	2.50%	2.01	%(2)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$21,118	$28,574		$27,030	$19,898	$19,003
Ratio of net operating expenses to average net assets	0.65%	0.65%		0.65%	0.65%	0.66	%(3)
Ratio of net investment income to average net assets	1.19%	0.53%		0.99%	2.44%	5.22	%(3)
Ratio of expense to average net assets
prior to waived fees and reimbursed expenses	0.72%	0.72%		0.75%	0.74%	0.83	%(3)
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses	1.12%	0.46%		0.89%	2.35%	5.05	%(3)

(1)         For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

(2)         Not Annualized.

(3)         Annualized.

(4)         The effect of losses resulting from compliance violations and the subadviser reimbursement of such losses were less than 0.01%.

See Notes to Financial Statements

Boston Advisors Trust

Financial Highlights - Class 1
(In Liquidation)

	Boston Advisors U.S. Government Money Market Fund

	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004	For the Year Ended April 30, 2003	For the Year Ended April 30, 2002	For the Period Ended April 30, 2001(1)

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Increase in Net Assets from Operations
Net investment income	0.009	0.002	0.007	0.022	0.049
Net increase from investment operations	0.009	0.002	0.007	0.022	0.049
Distributions to Shareholders from:
Net investment income	(0.009)	(0.002)	(0.007)	(0.022)	(0.049)
Total distributions	(0.009)	(0.002)	(0.007)	(0.022)	(0.049)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.95%	0.23%	0.71%	2.20%	4.98	%(2)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$169,558	$180,494	$190,252	$194,813	$112,373
Ratio of net operating expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90	%(3)
Ratio of net investment income to average net assets	0.93%	0.23%	0.72%	2.10%	5.34	%(3)
Ratio of expense to average net assets prior to waived fees and reimbursed expenses	1.02%	0.98%	0.98%	1.01%	1.07	%(3)
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses	0.81%	0.15%	0.64%	1.99%	5.17	%(3)

(1)         For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

(2)         Not Annualized.

(3)         Annualized.

See Notes to Financial Statements

Boston Advisors Trust

Financial Highlights - Class 1
(In Liquidation)

	Boston Advisors Tax Free Money Market Fund

	For	For	For	For	For
	the Year	the Year	the Year	the Year	the Period
	Ended	Ended	Ended	Ended	Ended
	April 30, 2005	April 30, 2004	April 30, 2003	April 30, 2002	April 30, 2001(1)

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Increase in Net Assets from Operations
Net investment income	0.006	0.001	0.005	0.013	0.027
Net increase from investment operations	0.006	0.001	0.005	0.013	0.027
Distributions to Shareholders from:
Net investment income	(0.006)	(0.001)	(0.005)	(0.013)	(0.027)
Total distributions	(0.006)	(0.001)	(0.005)	(0.013)	(0.027)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.63%	0.15%	0.48%	1.30%	2.77	%(2)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$69,835	$80,475	$80,260	$85,138	$73,525
Ratio of net operating expenses to average net assets	0.90%	0.86%	0.90%	0.90%	0.90	%(3)
Ratio of net investment income to average net assets	0.62%	0.15%	0.46%	1.24%	2.99	%(3)
Ratio of expense to average net assets prior to waived fees and reimbursed expenses	1.05%	0.97%	0.98%	1.02%	1.09	%(3)
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses	0.47%	0.04%	0.38%	1.12%	2.80	%(3)

(1)      For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

(2)      Not Annualized.

(3)      Annualized.

See Notes to Financial Statements

Boston Advisors Trust

Financial Highlights - Class 1
(In Liquidation)

	Boston Advisors New York Municipal Money Market Fund

	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004	For the Period Ended April 30, 2003(1)

Net asset value, beginning of year	$1.000	$1.000	$1.000
Increase in Net Assets from Operations
Net investment income	0.009	0.003	0.005
Net increase from investment operations	0.009	0.003	0.005
Distributions to Shareholders from:
Net investment income	(0.009)	(0.003)	(0.005)
Total distributions	(0.009)	(0.003)	(0.005)
Net asset value, end of year	$1.000	$1.000	$1.000
Total Return	0.87%	0.33%	0.53	%(2)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,208	$138,058	$131,024
Ratio of net operating expenses to average net assets	0.65%	0.65%	0.65	%(3)
Ratio of net investment income to average net assets	0.87%	0.32%	0.60	%(3)
Ratio of expense to average net assets prior to waived fees and reimbursed expenses	1.01%	1.01%	1.10	%(3)
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses	0.51%	(0.04)%	0.15	%(3)

(1)      For the period from commencement of offering of Class 1 shares, June 11, 2002 to April 30, 2003.

(2)      Not Annualized.

(3)      Annualized.

See Notes to Financial Statements

Boston Advisors Trust

Notes to Financial Statements

April 30, 2005 (In Liquidation)

1 — Significant Accounting Policies

Boston Advisors Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the “Cash Reserves Fund”), Boston Advisors U.S. Government Money Market Fund (the “U.S. Government Money Market Fund”), Boston Advisors Tax Free Money Market Fund (the “Tax Free Money Market Fund”), and Boston Advisors New York Municipal Money Market Fund (the “New York Municipal Money Market Fund”), (each, a “Fund”). Each Fund’s investment objective is to seek to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.                Security Valuation — Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each Fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B.               Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C.               Expenses — The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that Fund while general expenses are allocated among the Trust’s respective portfolios based on their respective net assets.

The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D.              Repurchase Agreements — Each Fund’s custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller’s default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Boston Advisors Trust

Notes to Financial Statements (Continued)

April 30, 2005 (In Liquidation)

E.               Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F.                Other — Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 — Taxes and Distributions to Shareholders

Each Fund’s policy is to comply with the provisions of the Internal Revenue Code 1986 (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. During the period ended April 30, 2005, the tax basis of distributions paid were as follows:

	Ordinary Income	Tax-Exempt Income

Cash Reserves Fund
Class 1	$12,918,940	$—
Class 2	259,132	—
U.S. Government Money Market Fund	1,650,365	—
Tax Free Money Market Fund	—	474,480
New York Municipal Money Market Fund	—	1,369,756

Boston Advisors Trust

Notes to Financial Statements (Continued)

April 30, 2005 (In Liquidation)

During the year ended April 30, 2004, the tax basis of distributions paid were as follows:

	Ordinary Income	Tax-Exempt Income

Cash Reserves Fund
Class 1	$4,468,044	$—
Class 2	152,191	—
U.S. Government Money Market Fund	467,449	—
Tax Free Money Market Fund	—	127,996
New York Municipal Money Market Fund	—	471,240

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Cash Reserves Fund	U. S. Government Money Market Fund	Tax Free Money Market Fund		New York Municipal Money Market Fund

Undistributed Ordinary Income	$917,222	$117,222	$45,430	*	$122,929	*
Undistributed Long-Term Gain (Loss)	(1,008,308)	(121,148)	(53,316)		(148,773)

*         All of the dividends distributed by the Tax Free Money Market Fund and the New York Municipal Money Market Fund were derived from municipal securities which are exempt from State and Federal income taxes.

At April 30, 2005, the Funds had capital loss carry forwards to offset future gains, if any, to the extent permitted by the Code, of the following:

	Amount	Expiration Date

Cash Reserves Fund	$314	2009

3 — Investment Adviser Fee

Boston Advisors, Inc. (the “Adviser”), a wholly owned subsidiary of The Advest Group, Inc. (“Advest Group”), serves as the investment adviser to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Adviser a monthly advisory fee at an annual rate of 0.55% of each Fund’s average daily net assets. For each Fund, the Adviser has agreed to contractually waive its advisory fee and reimburse each Fund for its expenses through September 1, 2005, to the extent necessary that the total expenses of each Fund do not exceed the percentage of average daily net assets as follows:

Cash Reserves Fund
Class 1	0.90%
Class 2	0.65%
U.S. Government Money Market Fund	0.90%
Tax Free Money Market Fund	0.90%
New York Municipal Money Market Fund	0.90%

Boston Advisors Trust

Notes to Financial Statements (Continued)

April 30, 2005 (In Liquidation)

The Adviser reserves the right to reduce its fees from time to time on a voluntary basis. Such additional voluntary limitation may be discontinued at any time at the Adviser’s discretion. Any such voluntary expense limitation will have the effect of increasing a Fund’s return and yield. The Adviser also reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund’s expense ratio falls below any expense limitations.

4 — Distribution Plan

Advest, Inc. (“Advest”), a wholly owned subsidiary of The Advest Group, Inc. (“Advest Group”), serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the “Plan”) authorizing each Fund’s Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund’s shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the period ended April 30, 2005, the distribution fees earned by Advest from the Cash Reserves Fund, the U.S. Government Money Market Fund, the Tax Free Money Market Fund and the New York Municipal Money Market Fund amounted to $3,119,013, $441,934, $192,011 and $394,294, respectively. Advest reimbursed the New York Municipal Money Market Fund the full amount of the Fund’s payment and retained the full amount of each Fund’s payment for the remaining funds.

5 — Transfer Agent Fee

Advest Transfer Services, Inc. (“ATS”), a subsidiary of the Advest Group, serves as the Funds’ shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 — Administration, Custodian and Fund Accounting Fee

Investors Bank & Trust Company (“Investors Bank”) serves as the Trust’s administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

7 — Investment Sub-Advisory Fee

MONY Capital Management, Inc. (the “Subadviser”) serves as the subadviser for the Cash Reserves Fund and the U.S. Government Money Market Fund. The Adviser and Subadviser are both wholly-owned subsidiaries of The MONY Group Inc., a diversified financial services company offering insurance, brokerage, asset management and other financial services. The subadvisory relationship with the Funds commenced on December 2, 2002.

The Subadvisory Agreement provides that the Adviser will pay the Subadviser a fee equal to 0.03% of each Fund’s average daily net assets. The Funds will not pay any fee directly to the Subadviser.

Boston Advisors Trust

Notes to Financial Statements (Continued)

April 30, 2005 (In Liquidation)

8 — Subsequent Event

The Board of Trustees of Boston Advisors Trust, a Massachusetts business trust (the “Trust”), and each of its series, Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund and Boston Advisors New York Municipal Money Market Fund (each, a “Fund”), has approved a Plan of Liquidation (the “Plan”) as being advisable and in the best interests of each Fund.  The Board of Trustees took this action in light of the anticipated termination of the Funds as investment options for cash management of brokerage accounts of Advest, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund, Boston Advisors New York Municipal Money Market Fund, and the Board of Trustees of Boston Advisors Trust:

In our opinion, the accompanying statements of assets and liabilities (In Liquidation), including the schedules of investments (In Liquidation), and the related statements of operations (In Liquidation) and of changes in net assets (In Liquidation) and the financial highlights (In Liquidation) present fairly, in all material respects, the financial position of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund, and Boston Advisors New York Municipal Money Market Fund (each a fund of Boston Advisors Trust, hereafter referred to as the “Fund”) at April 30, 2005, the results of each of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company of Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The accompanying financial statements have been prepared assuming that the Fund will continue as a going concern.  As explained in Note 8, the Board of Trustees of the Fund approved liquidation plans for the Fund.  The financial statements do not include any adjustments that might result from the outcome of liquidating the Fund.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 22, 2005

Boston Advisors Trust

Additional Information

April 30, 2005 (In Liquidation)

1 — Board of Trustees — Considerations in Approving Investment Adviser Agreement

At a meeting held on March 8, 2005, the Board of Trustees of Boston Advisors Trust approved the continuation of the Investment Adviser Agreement for Cash Reserves Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund and New York Municipal Money Market Fund (each, a “Fund”).

In determining whether to approve the Investment Adviser Agreement, the Board, including all of the Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and considered the following information:

A — The nature, extent and quality of services provided by the Adviser.

The Trustees reviewed in detail the nature and extent of the services provided by Boston Advisors, Inc. (the “Adviser”) under the terms of the Funds’ Investment Adviser Agreement and the quality of those services over the past year.  The Trustees noted that the services include: providing investment advice and recommendations to the Funds with respect to the Funds’ investments investment policies and the purchase and sale of securities; supervising and monitoring the investment program of the Funds and the composition of the Funds’ portfolios; arranging for the purchase and sale of securities and other investments of the Funds; providing reports on the foregoing to the Trust; and making its officers and employees available to the Trust to review the investment policies of the Funds and to consult with the Trust’s officers regarding the investment affairs of the Funds.  The Trustees evaluated these factors based on their direct experience with the Adviser and in consultation with counsel to the independent directors and Fund counsel.  The Trustees concluded that the nature and extent of the services provided under the Investment Adviser Agreement were reasonable and appropriate in relation to the advisory fees, that the level of services provided by the Adviser had not diminished over the past year and that the quality of services continues to be high.  The Trustees reviewed the personnel responsible for providing advisory services to the Funds and concluded, based on their experience and interaction with the Adviser, that: (i) the Adviser was able to retain quality portfolio managers and other personnel; (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Adviser Agreement; (iii) the Adviser was responsive to requests of the Trustees; and (iv) the Adviser had kept the Trustees apprised of developments relating to the Funds and the industry in general. The Trustees also focused on the Adviser’s reputation and long-standing relationship with the Funds and, in particular, the experience of the Adviser in advising money market funds.

B — The performance of the Funds and the Adviser.

The Trustees reviewed the investment performance of the Funds, both on an absolute basis and as compared to various peer group categories for the year ended January 2005.  The peer group categories included:  (i) the entire universe of first tier retail money market funds, government and agency retail money market funds, tax-free national money market funds and tax-free state specific money market funds for the Cash Reserves Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund and New York Municipal Money Market Fund, respectively; (ii) a competitors class peer group for each of the Funds, representing other funds with similar investment policies that are considered to be competitors of the Funds with similar distribution channels (i.e., that are used as sweep vehicles) (the “competitors peer groups”); (iii) other funds with similar investment policies to the respective Funds that are advised or sub-advised by the Adviser, of which there were none; and (iv) other types of accounts, such as institutional and pension accounts, with similar investment policies to the re

Boston Advisors Trust

Additional Information (Continued)

April 30, 2005 (In Liquidation)

spective Funds that are advised or sub-advised by the Adviser, of which there were none; each as reported by iMoney Net, Inc. (these peer groups are collectively referred to as the “Peer Groups”).  The Trustees used each Fund’s performance against its respective Peer Groups to provide objective comparative benchmarks against which they could assess the Fund’s performance.  The Trustees considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the performance that was available in the marketplace given each Fund’s investment objectives, strategies, limitations and restrictions.  In particular, the Board noted that the gross performance of each Fund was satisfactory.

In connection with its assessment of the performance of the Adviser, the Trustees considered the Adviser’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Adviser Agreement.  The Trustees concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Investment Adviser Agreement and to continue to provide the high quality services that it had provided to the Funds to date.

C — The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Trustee’s consideration of the level of the management fees, the Trustees considered a number of factors.  The Trustees compared the level of the advisory fee for each Fund against the advisory fees charged by the funds in the respective Peer Groups.  The Trustees also considered comparative total fund expenses of the Funds and the respective Peer Groups.  The Trustees used this fee information and total expense data as a guide to help assess the reasonableness of each Fund’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent.  The Trustees also viewed the Peer Group fee information as a whole as useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds.  In assessing this information, the Trustees considered both the contract rates of the Funds as well the comparative level of the advisory fees after waivers and/or reimbursements.  The Board noted that the advisory fees charged after waivers and/or reimbursements for all the Funds, except the New York Municipal Money Market Fund, were higher than the average for the funds in the respective Peer Groups, and that the New York Fund’s net fees were lower than the average for its Peer Groups.  The Board further observed that the total expense ratio of each Fund was satisfactory when compared to the average expense ratio of the funds in each Fund’s competitors’ peer group.  The Trustees also noted that the Adviser did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Funds.  The Trustees concluded that the level of each Fund’s advisory fee was reasonable in light of these factors, even though the net advisory fee rates for all Funds, except the New York Municipal Money Market Fund, were higher than the average for the Funds’ respective Peer Groups.  The Trustees also considered the profitability to the Adviser and its affiliates arising out of their relationships with the Fund.  In this regard, the Trustees reviewed profitability data relating to the Adviser and its affiliates for the year ended December 2004. The Trustees considered revenues received by the Adviser under the Investment Adviser Agreement as well as revenues received by the Adviser’s affiliates under the 12b-1 Plan and related agreement, and Transfer Agency and Service Agreement.  The Trustees concluded that the profitability of the Funds to the Adviser and its affiliates was not excessive.

Boston Advisors Trust

Additional Information (Continued)

April 30, 2005 (In Liquidation)

D — The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees discussed with the Adviser whether economies of scale would be realized by it in its management of the Funds at higher asset levels.  The Trustees also discussed with the Adviser whether certain of the Adviser’s costs would increase if asset levels rise and observed that as assets rise, the Adviser and its affiliates may be required to pay increased fees to financial intermediaries.  The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth.  In the event there was significant asset growth in the future, the Trustees determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.  However, in light of the anticipated termination the Funds as investment options under the Advest sweep accounts, the Funds were not expected to increase in size.

Based on a consideration of all these factors in their totality, the Trustees, including all of the Independent Trustees, determined that the Funds’ advisory fees were fair and reasonable with respect to the quality of services that the Adviser provides and in light of the other factors described above, that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.  The Independent Trustees were also assisted by the advice of independent counsel in making this determination

2 — Proxy Voting Policy and Voting Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-523-5903; and on the Commission’s website at (ii) http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-523-5903; and on the Commission’s website at http://www.sec.gov.

3 — Quarterly Reporting

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts Form N-Q is available without charge, upon request by calling 1-800-523-5903; and on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boston Advisors Trust

Fund Expenses
(In Liquidation)

April 30, 2005 (Unaudited)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended April 30, 2005, based on, (1) the classes’ actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes’ actual expenses:

Cash Reserves Fund Class 1

			Operating
	Beginning	Ending	Expense
	Value	Value	Incurred*

1) Actual	$1,000.00	$1,007.40	$4.33
2) Hypothetical	1,000.00	1,020.48	4.36

*            Expenses are calculated using the Class 1 annualized expense ratio for the six months ended April 30, 2005 of 0.87%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Cash Reserves Fund Class 2

			Operating
	Beginning	Ending	Expense
	Value	Value	Incurred*

1) Actual	$1,000.00	$1,008.50	$3.24
2) Hypothetical	1,000.00	1,021.60	3.26

*            Expenses are calculated using the Class 2 annualized expense ratio for the six months ended April 30, 2005 of  0.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

U.S. Government Money Market Fund Class 1

			Operating
	Beginning	Ending	Expense
	Value	Value	Incurred*

1) Actual	$1,000.00	$1,007.10	$4.48
2) Hypothetical	1,000.00	1,020.30	4.51

*            Expenses are calculated using the Class 1 annualized expense ratio for the six months ended April 30, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Boston Advisors Trust

Fund Expenses
(In Liquidation)

April 30, 2005 (Unaudited)

Tax Free Money Market Fund Class 1

			Operating
	Beginning	Ending	Expense
	Value	Value	Incurred*

1) Actual	$1,000.00	$1,004.70	$4.47
2) Hypothetical	1,000.00	1,020.30	4.51

*            Expenses are calculated using the Class 1 annualized expense ratio for the six months ended April 30, 2005 of  0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

New York Municipal Money Market Fund Class 1

			Operating
	Beginning	Ending	Expense
	Value	Value	Incurred*

1) Actual	$1,000.00	$1,005.90	$3.23
2) Hypothetical	1,000.00	1,021.60	3.26

*            Expenses are calculated using the Class 1 annualized expense ratio for the six months ended April 30, 2005 of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

A shareholder can estimate expenses incurred for the six months ended April 30, 2005 on their investment in a particular class of shares by dividing their investment value at April 30, 2005 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. A shareholder can also use this information to compare ongoing expenses of investing in the Funds with those of other mutual funds.

Trustees and Officers (Unaudited)

The Trust’s Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust’s operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years.

Interested Trustee

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Allen G. Botwinick(2) 90 State House Square Hartford, CT 06103 Age: 62	Chairman of the Board and Trustee	Trustee and Chairman of the Board since March 2000	Executive Vice President of Administration and Operations, The Advest Group, Inc. and Advest, Inc.	Four	Advest, Inc.; Lebenthal Funds, Inc. (three funds)

Disinterested Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Mone Anathan III 99 Garden Street Cambridge, MA 02136 Age: 66	Trustee	Trustee since March 2000	Harvard Divinity School, Student, 9/97 - present.	Four	Lebenthal Funds, Inc. (three funds); Brookstone, Inc. (specialty retailer)
Victor Chang One Federal Street Boston, MA 02110 Age: 66	Trustee	Trustee since December 2003	Retired. Guest lecturer and researcher for central banks and the U.S. and foreign governments.	Four	Lebenthal Funds, Inc. (three funds)
Ezekiel Russell Peach, Jr. 137 Atlantic Avenue Marblehead, MA 01945 Age: 70	Trustee	Trustee since March 2000	Retired, 12/99 - present; Robert, Finnegan & Lynah, PC (public accounting), partner/principal, 1968 - 12/99.	Four	Lebenthal Funds, Inc. (three funds); Salem Five Cent Savings Bank; Wentworth 84 Irrevocable Trust
Penny Zuckerwise Wiserock, L.L.C. One West 81st Street New York, NY 10024 Age 49	Trustee	Trustee since December 2003.

Principal and founder, Wiserock, L.L.C. (management oversight and business advice), 1999 - present; Co-Founder, general partner, governing board member, Boldcap Ventures LLC (private equity investment fund), 6/00-present.

				Four	BBR Partners (asset management and advisory services); Colspace (software based knowledge management company); Lebenthal Funds, Inc. (three funds); Lioness Capital Parners (private equity fund).

(1)      Each Trustee will hold office until his successor is elected or the Trust is terminated; except that (a) any Trustee may resign by written instrument signed by him and delivered to the other Trustees or to any Trust officer, which will take effect upon delivery or upon such later date as is specified; (b) any Trustee may be removed at any time with or without cause by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal will become effective; (c) any Trustee who requests in writing to be retired or who has become incapacitated by illness or injury may be retired by written instruments signed by a majority of the other Trustees, specifying the date of his retirement; or (d) a Trustee may be removed at any special meeting of the shareholders of the Trust by a vote of two-thirds of the outstanding shares of beneficial interest of the Trust.

(2)      Mr. Botwinick may be deemed an “interested person” of the Trust as defined under the Investment Company Act of 1940 (the “1940 Act”) based on his affiliation with Advest, Inc.

Officers

Name, Address and Age	Position(s) Held with Trust	Term of Office(3) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Michael J. Vogelzang One Federal Street Boston, MA 02110 Age: 44	President and Chief Executive Officer	President and Chief Executive Officer since March 2000	Trustee, Boston Advisors Trust, 3/00 - 7/04; Boston Advisors, Inc., President and Chief Investment Officer, 4/99 - present.
Todd A. Finkelstein One Federal Street Boston, MA 02110 Age: 44	Vice President	Vice President since March 2000	Boston Advisors, Inc., Senior Vice President and Director of Fixed Income, 8/98 - present.
Elizabeth Keefe Investors Bank & Trust 200 Clarendon Street Boston, MA 02116 Age: 33	Assistant Treasurer	Assistant Treasurer since September 2004	Senior Manager, Mutual Fund Administration, Investors Bank & Trust Company, 12/03 - present; Manager, 5/02 - 12/03.
Ronald B. Maggiacomo One Federal Street Boston, MA 02110 Age: 62	Treasurer and Chief Financial Officer	Treasurer and Chief Financial Officer since December 2003

Treasurer of Lebenthal Funds, Inc. since October 2003; Boston Advisors, Inc., Chief Operating Officer, 3/03 - present; President of Billings & Co. Inc. since March 1982; Vice President of Bank Street Management Company since June 2003.

Annellen McNamara Investors Bank & Trust 200 Clarendon Street Boston, MA 02116 Age: 38	Assistant Treasurer	Assistant Treasurer since March 2002	Director, Mutual Fund Administration, Investors Bank & Trust Company, 6/02 - present; Senior Manager, 1/00 - 5/02.
Brian F. Link Investors Bank & Trust 200 Clarendon Street Boston, MA 02116 Age: 30	Assistant Secretary	Assistant Secretary since December 2004

Associate Counsel, Mutual Fund Administration, Investors Bank & Trust Company, 2004 - present; Senior Product Manager, Deutsche Asset Management, 2003 - 2004; Product Manager, Fidelity Investments, 2000 - 2003.

(3)   Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Trust’s Statement of Additional Information has additional information abut the Trust’s Trustees and is available without charge upon request by calling 1-800-523-5903.

Item 2 Code of Ethics.

As of February 24, 2004, the Registrant had adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002.  For the year ended April 30, 2005, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics.  A copy of the Registrant’s Code of Ethics is filed with this Form N-CSR under item 12(a).

Item 3 Audit Committee Financial Expert

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  The audit committee financial expert serving on the Registrant’s audit committee is Ezekiel Russell Peach, Jr., who is “independent” as defined in Item 3 of Form N-CSR.

Item 4 Principal Accountant Fees and Services.

(a)                AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Pricewaterhousecoopers LLP, for the audit of the Registrant’s annual financial statements for 2005 and 2004 were $82,600 and $78,700, respectively.

(b)               AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2005 or 2004.

(c)                TAX FEES:  The aggregate fees paid or accrued by the Registrant for professional services rendered by Pricewaterhousecoopers LLP for the review of excise tax distribution calculations for 2005 and 2004 were $16,400 and $15,700, respectively.

(d)               ALL OTHER FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by Pricewaterhousecoopers LLP for the review of transfer agent services for 2005 was $5,500.

(e)                (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.
(2) Not applicable.

(f)                  Not applicable.

(g)               The aggregate fees paid and accrued by the Registrant for professional services rendered by Pricewaterhousecoopers LLP and by the Registrant’s investment adviser for non-audit services for 2005 and 2004 were $30,000 and $30,000.

(h)               Not applicable.

Item 5 Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6 Schedule of Investments

Not applicable to this filing.

Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10 Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11 Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended,) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 Exhibits:

(a)(1) Code of Ethics Described in Item 2 is attached.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Advisors Trust

By:	/s/ Michael J. Vogelzang
Michael J. Vogelzang, Chief Executive Officer

Date	July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Michael J. Vogelzang
Michael J. Vogelzang, Chief Executive Officer

Date	July 7, 2005

By:	/s/ Ronald B. Maggiacomo
Ronald B. Maggiacomo, Chief Financial Officer

Date	July 7, 2005